OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details 2) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Office lease	$ 117,585	$ 141,160
Less current portion	(50,647)	(48,963)
Long term portion	66,938	92,197	$ 141,160
Maturity of the lease liability is as follows
Fiscal year ending June 30 2023	30,491	60,392
Fiscal year ending June 30 2024	62,201	62,201
Fiscal year ending June 30 2025	37,112	37,112
Lease liability Gross	129,803	159,705
Present value discount	(12,218)	(18,545)
Lease liability	$ 117,585	$ 141,160